COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES

Maturity of Lease Liabilities at September 30, 2023:	Amount
2023	$7,081
2024	28,962
2025	29,831
2026	30,726
2027	7,738
Total lease payments	104,339
Less: Imputed interest	(10,604)
Present value of lease liabilities	$93,735